Off-balance-sheet exposures	6 Months Ended
Jun. 30, 2018
Off-balance-sheet exposures
Off-balance-sheet exposures

14   Off-balance-sheet exposures

The off-balance-sheet exposures related to balances representing loans commitments, financial guarantees and other commitments granted, both revocables and non revocables.

Financial guarantees granted include financial guarantees contracts such as financial bank guarantees, credit derivatives, and risks arising from derivatives granted to third parties; non-financial guarantees include other guarantees and irrevocable documentary credits.

Loan and other commitments granted include all off-balance-sheet exposures, which are not classified as guarantees provided, including loans commitment granted.

	Millions of euros
	06-30-18	12-31-17

Loans commitment granted	210,977	207,671
Of which doubtful	241	81
Financial guarantees granted	13,247	14,499
Doubtful	251	254
Bank sureties	12,809	14,033
Credit derivatives sold	187	212
Other commitments granted	73,061	64,917
Other granted guarantees	38,383	37,947
Of which doubtful	1,018	991
Other	34,678	26,970
Of which doubtful	6	—

At June 30, 2018 the Group had registered provisions for guarantees and commitments amounting EUR 855 million and EUR 617 million at December 31, 2017.